Related Party Transactions - Additional Information (Detail) - Blackstone Management Partners LLC - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Jul. 01, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Maximum annual monitoring fee under advisory and consulting services		$ 7,000	$ 7,000
Annual monitoring fee maximum under advisory and consulting services, percentage		2.00%	2.00%
Annual monitoring fee recorded as component of selling, general and administrative expense	$ 1,750	$ 3,500	$ 7,000